STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (31,568)	$ (20,771)	$ (9,660)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation	471	359	300
Changes in accrued liability for employee rights upon retirement	30	68	(86)
Share-based compensation	3,974	952	1,129
In-process research and development acquired	6,232		431
Finance expenses, net	(50)	8	17
Changes in operating asset and liabilities:
Prepaid expenses and other current assets	(1,039)	(228)	1
Accounts payable, accrued expenses and other	(2,486)	2,505	449
Advance payment	810	(198)	(625)
Long term receivables	(463)	(1,190)
Net cash used in operating activities	(24,089)	(18,495)	(8,044)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,925)	(385)	(291)
Deposits	(4,013)	(15)	(8)
Amounts funded in respect of employee rights upon retirement, net		9	89
Net cash used in investing activities	(5,938)	(391)	(210)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans received from the controlling shareholder	28,000	20,000	13,572
Net cash provided by financing activities	28,000	20,000	13,572
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	50	(8)	(17)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,977)	1,106	5,301
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	7,001	5,895	594
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	5,024	7,001	5,895
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Purchase of property and equipment	62	10	23
Acquisition of in-process research and development product candidate	$ 6,232		$ 431